Financial instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Cash, cash equivalents and short-term investments	$ 86,184
Restricted cash	98	$ 104
Impact on income from 5% change in U.S. dollar against foreign currency	1,129
Impact on net loss from a 50 basis point change in interest rates	$ 476
Accounts receivable | Customer receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	76.00%	83.00%
Accounts receivable | Government grants receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	24.00%	17.00%
Minimum
Other Commitments [Line Items]
A/R period	30 days
Maximum
Other Commitments [Line Items]
A/R period	90 days